THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value
Communication Services — 7.6%
Interpublic Group of Cos	1,009,100	$16,821,697
Verizon Communications	428,305	25,479,864
		42,301,561

Consumer Discretionary — 13.5%
Genuine Parts	234,870	22,352,578
Home Depot	43,665	12,126,207
MDC Holdings	415,953	19,591,387
Target	135,815	21,379,997
		75,450,169

Consumer Staples — 6.7%
Flowers Foods	822,595	20,013,736
Procter & Gamble	123,895	17,220,166
		37,233,902

Energy — 7.0%
Chevron	260,205	18,734,760
Enterprise Products Partners (A)	1,271,475	20,076,590
		38,811,350

Financials — 8.1%
KeyCorp	2,142,775	25,563,306
Old Republic International	1,347,373	19,860,278
		45,423,584

Health Care — 13.4%
AbbVie	245,135	21,471,374
Johnson & Johnson	132,155	19,675,236
Roche Holding ADR	392,165	16,788,584
Sanofi ADR	336,010	16,857,622
		74,792,816

Industrials — 10.6%
3M	138,700	22,216,966
Cummins	80,940	17,091,291
Snap-on	133,855	19,694,086
		59,002,343

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — 15.5%
Broadcom	65,450	$23,844,744
Cisco Systems	463,755	18,267,310
Paychex	263,995	21,058,881
QUALCOMM	196,080	23,074,694
		86,245,629

Materials — 6.2%
Dow	340,145	16,003,822
Steel Dynamics	652,735	18,687,803
		34,691,625

Real Estate — 6.3%
Lamar Advertising, Cl A ‡	288,385	19,082,436
National Health Investors ‡	261,930	15,786,521
		34,868,957

Utilities — 4.2%
Public Service Enterprise Group	423,120	23,233,519

TOTAL COMMON STOCK
(Cost $481,966,005)		552,055,455

SHORT-TERM INVESTMENT(B) — 0.8%

SEI Daily Income Trust, Government Fund, Cl F, 0.010%
(Cost $4,206,722)	4,206,722	4,206,722

TOTAL INVESTMENTS— 99.9%
(Cost $486,172,727)		$556,262,177

Percentages are based on Net Assets of $556,788,465.

‡	Real Estate Investment Trust

(A)	Securities considered Master Limited Partnership. At September 30, 2020, these securities amounted to $20,076,590 or 3.6% of net assets.

(B)	The reporting rate is the 7-day effective yield as of September 30, 2020.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2020
(Unaudited)

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

HCM-QH-001-1700